TAXES BASED ON INCOME (Details 8) - USD ($) $ in Millions	12 Months Ended
	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
Taxes Based on Income
Unrecognized tax benefits	$ 107.3	$ 122.6	$ 137.2
Unrecognized tax benefits, if recognized, would reduce annual effective income tax rate	89.0	98.7
Interest expense and penalties recognized in current year for uncertain tax positions	1.3	(1.3)	$ 2.7
Accrued interest and penalties for uncertain tax positions, net of tax benefit	$ 26.1	$ 26.7